Financial Instruments - Summarizes Outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628	$ 4,702
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,541	6,251
Derivative financial instruments liability	(107)	0
Asset	53	$ 461
Cross-currency swaps | One to three years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	8,085
Derivative financial instruments liability	(1,005)
Asset	113
Cross-currency swaps | 2030 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	18,092
Derivative financial instruments liability	(550)
Asset	1,447
Cross-currency swaps | 2032 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	539
Derivative financial instruments liability	(30)
Asset	30
Cross-currency swaps | 2035 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,797
Derivative financial instruments liability	(49)
Asset	0
Cross-currency swaps | 2043 | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0
Derivative financial instruments liability	0
Asset	$ 38